LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.49%
Aerospace & Defense–0.07%
RTX Corp.	4,123	$296,732
Textron, Inc.	921	71,967
		368,699
Air Freight & Logistics–0.17%
CH Robinson Worldwide, Inc.	1,278	110,074
Expeditors International of Washington, Inc.	2,694	308,813
FedEx Corp.	1,912	506,527
		925,414
Automobile Components–0.07%
†Aptiv PLC	3,801	374,740
		374,740
Automobiles–0.05%
†Rivian Automotive, Inc. Class A	10,089	244,961
		244,961
Banks–5.08%
Bank of America Corp.	53,462	1,463,790
Citigroup, Inc.	10,362	426,189
Citizens Financial Group, Inc.	12,218	327,442
East West Bancorp, Inc.	3,049	160,713
Fifth Third Bancorp	143,731	3,640,706
First Citizens BancShares, Inc. Class A	3,328	4,592,973
FNB Corp.	7,014	75,681
Huntington Bancshares, Inc.	390,322	4,059,349
M&T Bank Corp.	43,868	5,547,109
Pinnacle Financial Partners, Inc.	994	66,638
Popular, Inc.	8,799	554,425
Regions Financial Corp.	265,526	4,567,047
U.S. Bancorp	11,489	379,826
Webster Financial Corp.	1,160	46,760
Wells Fargo & Co.	30,672	1,253,258
Wintrust Financial Corp.	2,277	171,913
		27,333,819
Beverages–1.33%
Coca-Cola Co.	10,247	573,627
Constellation Brands, Inc. Class A	11,720	2,945,588
Keurig Dr Pepper, Inc.	98,831	3,120,095
PepsiCo, Inc.	3,110	526,958
		7,166,268
Biotechnology–1.15%
AbbVie, Inc.	4,659	694,470
†Alnylam Pharmaceuticals, Inc.	386	68,361
Amgen, Inc.	1,496	402,065
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Apellis Pharmaceuticals, Inc.	13,420	$510,497
†BioMarin Pharmaceutical, Inc.	853	75,473
†Exelixis, Inc.	1,490	32,556
Gilead Sciences, Inc.	10,177	762,664
†Horizon Therapeutics PLC	1,849	213,911
†Incyte Corp.	3,869	223,512
†Karuna Therapeutics, Inc.	780	131,890
†Mirati Therapeutics, Inc.	3,153	137,345
†Neurocrine Biosciences, Inc.	4,892	550,350
†Regeneron Pharmaceuticals, Inc.	1,209	994,959
†Sarepta Therapeutics, Inc.	6,696	811,689
†Ultragenyx Pharmaceutical, Inc.	2,617	93,296
†United Therapeutics Corp.	1,065	240,552
†Vertex Pharmaceuticals, Inc.	666	231,595
		6,175,185
Broadline Retail–0.11%
†Amazon.com, Inc.	2,616	332,546
eBay, Inc.	5,345	235,661
		568,207
Building Products–2.22%
†Builders FirstSource, Inc.	11,309	1,407,857
Carlisle Cos., Inc.	15,349	3,979,382
Fortune Brands Innovations, Inc.	70,198	4,363,508
Trane Technologies PLC	10,780	2,187,370
		11,938,117
Capital Markets–5.82%
Affiliated Managers Group, Inc.	2,559	333,540
Ameriprise Financial, Inc.	35,286	11,633,088
Ares Management Corp. Class A	1,227	126,222
Cboe Global Markets, Inc.	4,561	712,474
Charles Schwab Corp.	13,670	750,483
CME Group, Inc.	3,469	694,563
Evercore, Inc. Class A	285	39,296
Interactive Brokers Group, Inc. Class A	1,997	172,860
Jefferies Financial Group, Inc.	2,600	95,238
KKR & Co., Inc.	5,645	347,732
LPL Financial Holdings, Inc.	2,878	683,957
Morgan Stanley	4,416	360,655
Morningstar, Inc.	673	157,644
MSCI, Inc.	1,253	642,889
Northern Trust Corp.	34,407	2,390,598
Raymond James Financial, Inc.	47,791	4,799,650
S&P Global, Inc.	2,582	943,489
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street Corp.	64,550	$4,322,268
Stifel Financial Corp.	1,278	78,520
T Rowe Price Group, Inc.	19,461	2,040,875
		31,326,041
Chemicals–1.67%
Albemarle Corp.	339	57,644
†Axalta Coating Systems Ltd.	1,203	32,361
Celanese Corp.	12,847	1,612,555
CF Industries Holdings, Inc.	2,110	180,911
Chemours Co.	4,111	115,314
Corteva, Inc.	8,490	434,348
Eastman Chemical Co.	9,657	740,885
FMC Corp.	2,067	138,427
†Ginkgo Bioworks Holdings, Inc.	45,956	83,180
Huntsman Corp.	8,609	210,060
Linde PLC	2,127	791,988
RPM International, Inc.	48,095	4,559,887
Scotts Miracle-Gro Co.	1,203	62,171
		9,019,731
Commercial Services & Supplies–0.23%
Republic Services, Inc.	6,336	902,943
Waste Management, Inc.	2,235	340,704
		1,243,647
Communications Equipment–0.54%
†Ciena Corp.	5,032	237,812
†Lumentum Holdings, Inc.	1,841	83,177
Motorola Solutions, Inc.	9,475	2,579,474
		2,900,463
Construction & Engineering–0.28%
MDU Resources Group, Inc.	8,010	156,836
Quanta Services, Inc.	3,416	639,031
†WillScot Mobile Mini Holdings Corp.	16,576	689,396
		1,485,263
Construction Materials–1.04%
Martin Marietta Materials, Inc.	13,682	5,616,187
		5,616,187
Consumer Finance–0.56%
Ally Financial, Inc.	850	22,678
American Express Co.	3,463	516,645
Discover Financial Services	27,657	2,395,926
OneMain Holdings, Inc.	1,584	63,503
SLM Corp.	2,015	27,444
		3,026,196
Consumer Staples Distribution & Retail–1.52%
Costco Wholesale Corp.	705	398,297
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Kroger Co.	61,347	$2,745,278
†Maplebear, Inc.	6,631	196,875
Target Corp.	2,053	227,000
†U.S. Foods Holding Corp.	105,043	4,170,207
Walmart, Inc.	2,758	441,087
		8,178,744
Containers & Packaging–2.26%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	561	102,478
Ball Corp.	43,855	2,183,102
Berry Global Group, Inc.	15,428	955,147
Crown Holdings, Inc.	1,134	100,336
Graphic Packaging Holding Co.	14,029	312,566
Packaging Corp. of America	29,670	4,555,829
Silgan Holdings, Inc.	84,389	3,638,010
Sonoco Products Co.	4,564	248,053
		12,187,096
Distributors–1.40%
Genuine Parts Co.	18,878	2,725,606
LKQ Corp.	97,332	4,818,907
		7,544,513
Diversified Consumer Services–0.11%
H&R Block, Inc.	13,968	601,462
		601,462
Diversified REITs–0.38%
WP Carey, Inc.	37,925	2,050,984
		2,050,984
Diversified Telecommunication Services–0.06%
Verizon Communications, Inc.	10,617	344,097
		344,097
Electric Utilities–2.90%
Duke Energy Corp.	1,978	174,578
Edison International	45,544	2,882,480
Entergy Corp.	712	65,860
Exelon Corp.	8,433	318,683
NextEra Energy, Inc.	10,537	603,665
NRG Energy, Inc.	7,733	297,875
OGE Energy Corp.	4,358	145,252
†PG&E Corp.	389,920	6,289,410
PPL Corp.	3,635	85,641
Southern Co.	6,610	427,799
Xcel Energy, Inc.	75,424	4,315,761
		15,607,004
Electrical Equipment–3.05%
Acuity Brands, Inc.	21,030	3,581,619
AMETEK, Inc.	35,003	5,172,043
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton Corp. PLC	3,207	$683,989
Emerson Electric Co.	4,672	451,175
Hubbell, Inc.	19,356	6,066,364
nVent Electric PLC	8,942	473,837
		16,429,027
Electronic Equipment, Instruments & Components–4.14%
Amphenol Corp. Class A	41,648	3,498,016
†Arrow Electronics, Inc.	1,397	174,960
CDW Corp.	26,244	5,294,989
Corning, Inc.	5,424	165,269
Crane NXT Co.	3,100	172,267
Jabil, Inc.	38,785	4,921,429
†Keysight Technologies, Inc.	2,178	288,171
†Teledyne Technologies, Inc.	12,256	5,007,556
Vontier Corp.	16,143	499,142
†Zebra Technologies Corp. Class A	9,567	2,262,883
		22,284,682
Energy Equipment & Services–0.24%
Baker Hughes Co.	12,547	443,160
Halliburton Co.	7,899	319,910
Schlumberger NV	8,661	504,936
		1,268,006
Entertainment–1.05%
Electronic Arts, Inc.	2,394	288,238
†Liberty Media Corp.-Liberty Live Class C	31,854	1,022,514
†Netflix, Inc.	433	163,501
†Roku, Inc.	1,353	95,508
†Spotify Technology SA	2,352	363,713
†Take-Two Interactive Software, Inc.	22,431	3,149,088
†Walt Disney Co.	3,568	289,186
†Warner Bros Discovery, Inc.	27,257	296,011
		5,667,759
Financial Services–1.96%
Apollo Global Management, Inc.	6,448	578,772
†Berkshire Hathaway, Inc. Class B	4,731	1,657,269
Corebridge Financial, Inc.	5,354	105,742
Equitable Holdings, Inc.	11,958	339,488
Fidelity National Information Services, Inc.	7,726	427,016
†FleetCor Technologies, Inc.	7,539	1,925,008
Global Payments, Inc.	8,078	932,120
Mastercard, Inc. Class A	1,857	735,205
MGIC Investment Corp.	224,551	3,747,756
Voya Financial, Inc.	1,842	122,401
		10,570,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.96%
Archer-Daniels-Midland Co.	5,353	$403,723
Bunge Ltd.	2,591	280,476
Hershey Co.	2,370	474,190
Ingredion, Inc.	3,974	391,042
Kellogg Co.	1,545	91,943
Lamb Weston Holdings, Inc.	1,451	134,159
†Pilgrim's Pride Corp.	10,564	241,176
†Post Holdings, Inc.	29,098	2,494,862
Tyson Foods, Inc. Class A	13,140	663,439
		5,175,010
Gas Utilities–0.62%
National Fuel Gas Co.	64,436	3,344,873
		3,344,873
Ground Transportation–0.29%
CSX Corp.	17,750	545,813
Knight-Swift Transportation Holdings, Inc.	2,063	103,459
Landstar System, Inc.	821	145,268
Old Dominion Freight Line, Inc.	402	164,474
Schneider National, Inc. Class B	4,610	127,651
†Uber Technologies, Inc.	8,619	396,388
†XPO, Inc.	1,203	89,816
		1,572,869
Health Care Equipment & Supplies–1.63%
†Align Technology, Inc.	2,487	759,331
†Boston Scientific Corp.	15,730	830,544
DENTSPLY SIRONA, Inc.	1,700	58,072
†Globus Medical, Inc. Class A	38,365	1,904,822
†Hologic, Inc.	6,859	476,015
†Inspire Medical Systems, Inc.	3,627	719,742
†Insulet Corp.	473	75,439
†Shockwave Medical, Inc.	1,502	299,048
†Tandem Diabetes Care, Inc.	3,851	79,985
Zimmer Biomet Holdings, Inc.	31,963	3,586,888
		8,789,886
Health Care Providers & Services–4.61%
†Agilon Health, Inc.	1,616	28,700
Cardinal Health, Inc.	4,407	382,616
Cencora, Inc.	31,695	5,704,149
†Centene Corp.	3,604	248,244
Cigna Group	1,614	461,717
†DaVita, Inc.	1,348	127,426
Elevance Health, Inc.	2,221	967,068
HCA Healthcare, Inc.	1,911	470,068
†Henry Schein, Inc.	74,870	5,559,097
Humana, Inc.	1,142	555,606
Laboratory Corp. of America Holdings	15,245	3,065,007
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
McKesson Corp.	4,119	$1,791,147
Premier, Inc. Class A	5,603	120,465
Quest Diagnostics, Inc.	25,718	3,133,995
†Tenet Healthcare Corp.	1,614	106,346
UnitedHealth Group, Inc.	690	347,891
Universal Health Services, Inc. Class B	14,172	1,781,846
		24,851,388
Health Care REITs–0.28%
Ventas, Inc.	35,434	1,492,834
		1,492,834
Hotel & Resort REITs–0.29%
Host Hotels & Resorts, Inc.	94,921	1,525,380
Park Hotels & Resorts, Inc.	1,489	18,345
		1,543,725
Hotels, Restaurants & Leisure–1.68%
†Chipotle Mexican Grill, Inc.	345	631,981
Darden Restaurants, Inc.	20,574	2,946,608
†DraftKings, Inc. Class A	6,383	187,916
†Expedia Group, Inc.	33,198	3,421,718
Hilton Worldwide Holdings, Inc.	2,474	371,545
†MGM Resorts International	6,803	250,078
†Royal Caribbean Cruises Ltd.	3,350	308,669
Travel & Leisure Co.	6,417	235,697
Wyndham Hotels & Resorts, Inc.	3,333	231,777
Yum! Brands, Inc.	3,580	447,285
		9,033,274
Household Durables–1.17%
DR Horton, Inc.	3,829	411,503
†Mohawk Industries, Inc.	25,128	2,156,234
Newell Brands, Inc.	214,428	1,936,285
PulteGroup, Inc.	8,467	626,981
Toll Brothers, Inc.	11,486	849,504
Whirlpool Corp.	2,245	300,156
		6,280,663
Household Products–0.60%
Energizer Holdings, Inc.	62,420	1,999,937
Procter & Gamble Co.	8,613	1,256,292
		3,256,229
Independent Power and Renewable Electricity Producers–0.24%
AES Corp.	36,793	559,253
Vistra Corp.	22,783	755,940
		1,315,193
Industrial Conglomerates–0.17%
General Electric Co.	2,081	230,055
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	3,730	$689,080
		919,135
Industrial REITs–0.45%
First Industrial Realty Trust, Inc.	3,108	147,910
Prologis, Inc.	4,393	492,938
Rexford Industrial Realty, Inc.	35,959	1,774,577
		2,415,425
Insurance–5.54%
†Arch Capital Group Ltd.	92,081	7,339,776
Arthur J Gallagher & Co.	930	211,975
Assurant, Inc.	394	56,570
Brown & Brown, Inc.	4,601	321,334
Chubb Ltd.	2,677	557,298
Everest Group Ltd.	673	250,134
Fidelity National Financial, Inc.	2,196	90,695
Globe Life, Inc.	23,542	2,559,721
Hartford Financial Services Group, Inc.	69,349	4,917,537
Loews Corp.	112,232	7,105,408
MetLife, Inc.	8,477	533,288
Progressive Corp.	9,841	1,370,851
Reinsurance Group of America, Inc.	488	70,853
RenaissanceRe Holdings Ltd.	203	40,178
Travelers Cos., Inc.	2,296	374,960
Unum Group	12,036	592,051
W R Berkley Corp.	52,369	3,324,908
Willis Towers Watson PLC	457	95,495
		29,813,032
Interactive Media & Services–0.96%
†Alphabet, Inc. Class A	3,510	459,319
†Alphabet, Inc. Class C	3,247	428,117
†IAC, Inc.	69,098	3,481,848
†Match Group, Inc.	2,184	85,558
†Meta Platforms, Inc. Class A	1,724	517,562
†Pinterest, Inc. Class A	7,533	203,617
		5,176,021
IT Services–0.88%
Amdocs Ltd.	5,977	504,997
†Globant SA	500	98,925
†GoDaddy, Inc. Class A	46,751	3,482,015
†MongoDB, Inc.	949	328,221
†Twilio, Inc. Class A	780	45,653
†VeriSign, Inc.	1,314	266,124
		4,725,935
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.06%
Brunswick Corp.	3,807	$300,753
		300,753
Life Sciences Tools & Services–0.57%
†10X Genomics, Inc. Class A	215	8,869
Agilent Technologies, Inc.	11,860	1,326,185
†Azenta, Inc.	2,430	121,962
†Bio-Rad Laboratories, Inc. Class A	265	94,989
†Charles River Laboratories International, Inc.	311	60,950
†IQVIA Holdings, Inc.	2,196	432,063
†Maravai LifeSciences Holdings, Inc. Class A	2,552	25,520
†QIAGEN NV	2,129	86,224
†Repligen Corp.	70	11,131
Revvity, Inc.	566	62,656
Thermo Fisher Scientific, Inc.	1,487	752,675
†Waters Corp.	285	78,150
		3,061,374
Machinery–6.65%
Allison Transmission Holdings, Inc.	22,698	1,340,544
Deere & Co.	829	312,848
Dover Corp.	29,042	4,051,650
†Gates Industrial Corp. PLC	22,956	266,519
IDEX Corp.	16,891	3,513,666
Ingersoll Rand, Inc.	5,849	372,698
ITT, Inc.	52,343	5,124,903
Lincoln Electric Holdings, Inc.	27,431	4,986,682
†Middleby Corp.	32,201	4,121,728
Otis Worldwide Corp.	2,416	194,029
PACCAR, Inc.	11,812	1,004,256
Parker-Hannifin Corp.	2,808	1,093,772
Snap-on, Inc.	22,299	5,687,583
Timken Co.	50,786	3,732,263
		35,803,141
Media–1.10%
Cable One, Inc.	186	114,509
†Charter Communications, Inc. Class A	1,090	479,404
Comcast Corp. Class A	29,911	1,326,254
Fox Corp. Class B	10,293	297,262
†Liberty Broadband Corp. Class C	459	41,916
†Liberty Media Corp.-Liberty SiriusXM Class C	127,416	3,244,011
News Corp. Class A	4,045	81,143
†Trade Desk, Inc. Class A	4,342	339,327
		5,923,826
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.70%
Alcoa Corp.	1,272	$36,964
Freeport-McMoRan, Inc.	58,419	2,178,445
Nucor Corp.	2,369	370,393
Reliance Steel & Aluminum Co.	1,021	267,737
Steel Dynamics, Inc.	8,495	910,834
		3,764,373
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Annaly Capital Management, Inc.	3,383	63,634
Rithm Capital Corp.	7,467	69,369
		133,003
Multi-Utilities–2.48%
Ameren Corp.	1,348	100,871
CenterPoint Energy, Inc.	1,397	37,509
CMS Energy Corp.	109,635	5,822,715
Consolidated Edison, Inc.	4,354	372,398
DTE Energy Co.	1,514	150,310
Public Service Enterprise Group, Inc.	9,801	557,775
Sempra	6,614	449,950
WEC Energy Group, Inc.	72,612	5,848,897
		13,340,425
Office REITs–0.47%
Alexandria Real Estate Equities, Inc.	1,294	129,529
Boston Properties, Inc.	39,075	2,324,181
Cousins Properties, Inc.	988	20,126
Highwoods Properties, Inc.	1,840	37,922
Kilroy Realty Corp.	744	23,518
		2,535,276
Oil, Gas & Consumable Fuels–4.34%
APA Corp.	6,490	266,739
Cheniere Energy, Inc.	7,490	1,243,040
Chevron Corp.	5,945	1,002,446
ConocoPhillips	8,500	1,018,300
Coterra Energy, Inc.	143,923	3,893,117
Devon Energy Corp.	5,274	251,570
Diamondback Energy, Inc.	35,590	5,512,179
EOG Resources, Inc.	5,073	643,054
Exxon Mobil Corp.	9,661	1,135,940
Marathon Oil Corp.	11,393	304,763
Marathon Petroleum Corp.	2,693	407,559
Phillips 66	3,630	436,145
Pioneer Natural Resources Co.	3,559	816,968
Targa Resources Corp.	2,908	249,274
Valero Energy Corp.	448	63,486
Williams Cos., Inc.	181,744	6,122,955
		23,367,535
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.07%
Louisiana-Pacific Corp.	6,691	$369,811
		369,811
Passenger Airlines–0.51%
†Alaska Air Group, Inc.	2,481	91,996
Delta Air Lines, Inc.	33,691	1,246,567
Southwest Airlines Co.	52,906	1,432,165
		2,770,728
Personal Care Products–0.06%
Kenvue, Inc.	17,184	345,055
		345,055
Pharmaceuticals–1.14%
Bristol-Myers Squibb Co.	5,252	304,826
†Catalent, Inc.	6,527	297,174
Eli Lilly & Co.	773	415,202
†Jazz Pharmaceuticals PLC	27,939	3,616,424
Johnson & Johnson	4,232	659,134
Merck & Co., Inc.	5,066	521,545
Pfizer, Inc.	8,125	269,506
Viatris, Inc.	6,522	64,307
		6,148,118
Professional Services–0.39%
Booz Allen Hamilton Holding Corp.	1,630	178,110
KBR, Inc.	23,022	1,356,917
Leidos Holdings, Inc.	993	91,515
ManpowerGroup, Inc.	2,092	153,385
TransUnion	4,099	294,267
		2,074,194
Real Estate Management & Development–0.78%
†CBRE Group, Inc. Class A	50,973	3,764,866
†Jones Lang LaSalle, Inc.	2,146	302,972
†Zillow Group, Inc. Class A	3,311	148,300
		4,216,138
Residential REITs–2.33%
American Homes 4 Rent Class A	104,243	3,511,947
AvalonBay Communities, Inc.	17,074	2,932,289
Camden Property Trust	1,946	184,053
Equity Residential	1,678	98,515
Essex Property Trust, Inc.	8,110	1,720,050
Mid-America Apartment Communities, Inc.	13,550	1,743,207
Sun Communities, Inc.	18,521	2,191,775
UDR, Inc.	4,281	152,703
		12,534,539
Retail REITs–1.66%
Agree Realty Corp.	2,523	139,371
Brixmor Property Group, Inc.	100,085	2,079,766
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Federal Realty Investment Trust	18,076	$1,638,228
Kimco Realty Corp.	145,231	2,554,613
Regency Centers Corp.	41,198	2,448,809
Simon Property Group, Inc.	929	100,360
		8,961,147
Semiconductors & Semiconductor Equipment–1.43%
†Advanced Micro Devices, Inc.	3,865	397,399
ASML Holding NV	350	206,031
†Enphase Energy, Inc.	273	32,801
Lam Research Corp.	2,116	1,326,245
Marvell Technology, Inc.	6,944	375,879
Microchip Technology, Inc.	39,543	3,086,331
NXP Semiconductors NV	2,693	538,385
†ON Semiconductor Corp.	2,063	191,756
†Qorvo, Inc.	1,799	171,751
QUALCOMM, Inc.	3,389	376,382
Skyworks Solutions, Inc.	2,007	197,870
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,676	319,444
Texas Instruments, Inc.	2,150	341,872
†Wolfspeed, Inc.	3,664	139,598
		7,701,744
Software–1.36%
†Cadence Design Systems, Inc.	5,296	1,240,853
†Confluent, Inc. Class A	3,821	113,140
†Crowdstrike Holdings, Inc. Class A	285	47,703
†Elastic NV	1,348	109,511
†Five9, Inc.	3,399	218,556
†Freshworks, Inc. Class A	5,603	111,612
†HubSpot, Inc.	712	350,660
Intuit, Inc.	595	304,009
Microsoft Corp.	2,601	821,266
†New Relic, Inc.	2,565	219,615
†Nutanix, Inc. Class A	1,699	59,261
Oracle Corp.	5,906	625,563
†Palantir Technologies, Inc. Class A	8,374	133,984
†Palo Alto Networks, Inc.	1,802	422,461
†SentinelOne, Inc. Class A	6,808	114,783
†Smartsheet, Inc. Class A	12,760	516,270
†Synopsys, Inc.	3,241	1,487,522
†Teradata Corp.	3,333	150,052
†Zscaler, Inc.	1,900	295,621
		7,342,442
Specialized REITs–2.15%
Digital Realty Trust, Inc.	2,984	361,124
Equinix, Inc.	806	585,366
Extra Space Storage, Inc.	516	62,735
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	14,577	$663,982
National Storage Affiliates Trust	7,891	250,460
Rayonier, Inc.	108,190	3,079,087
SBA Communications Corp.	5,750	1,150,978
VICI Properties, Inc.	20,688	602,021
Weyerhaeuser Co.	156,544	4,799,639
		11,555,392
Specialty Retail–2.26%
Advance Auto Parts, Inc.	1,314	73,492
†AutoNation, Inc.	2,430	367,902
†AutoZone, Inc.	2,235	5,676,878
Bath & Body Works, Inc.	76,530	2,586,714
Best Buy Co., Inc.	34,055	2,365,801
Dick's Sporting Goods, Inc.	401	43,541
†O'Reilly Automotive, Inc.	369	335,369
TJX Cos., Inc.	2,424	215,445
Tractor Supply Co.	1,236	250,970
Valvoline, Inc.	8,576	276,490
		12,192,602
Technology Hardware, Storage & Peripherals–0.48%
Dell Technologies, Inc. Class C	8,299	571,801
Hewlett Packard Enterprise Co.	15,111	262,478
HP, Inc.	20,346	522,892
NetApp, Inc.	3,645	276,583
†Pure Storage, Inc. Class A	14,502	516,561
Seagate Technology Holdings PLC	6,838	450,966
		2,601,281
Textiles, Apparel & Luxury Goods–1.91%
†Capri Holdings Ltd.	6,417	337,598
Carter's, Inc.	43,966	3,040,249
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Deckers Outdoor Corp.	969	$498,153
†Lululemon Athletica, Inc.	799	308,102
Ralph Lauren Corp.	33,271	3,862,431
Tapestry, Inc.	77,444	2,226,515
		10,273,048
Tobacco–0.23%
Philip Morris International, Inc.	13,327	1,233,814
		1,233,814
Trading Companies & Distributors–0.48%
Air Lease Corp.	8,131	320,443
MSC Industrial Direct Co., Inc. Class A	4,393	431,173
United Rentals, Inc.	3,634	1,615,567
WW Grainger, Inc.	328	226,923
		2,594,106
Water Utilities–0.03%
American Water Works Co., Inc.	853	105,627
Essential Utilities, Inc.	1,203	41,299
		146,926
Total Common Stock (Cost $385,986,914)		503,443,372

MONEY MARKET FUND–6.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	32,588,906	32,588,906
Total Money Market Fund (Cost $32,588,906)		32,588,906

TOTAL INVESTMENTS–99.54% (Cost $418,575,820)	536,032,278
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	2,478,793
NET ASSETS APPLICABLE TO 33,317,221 SHARES OUTSTANDING–100.00%	$538,511,071

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$76,312	$78,114	12/18/23	$—	$(1,802)
1	Euro	132,656	135,002	12/18/23	—	(2,346)
1	Japanese Yen	84,719	86,089	12/18/23	—	(1,370)
					—	(5,518)
Equity Contracts:
25	E-mini Russell 2000 Index	2,248,250	2,320,441	12/15/23	—	(72,191)
27	E-mini S&P 500 Index	5,839,425	6,032,321	12/15/23	—	(192,896)
67	E-mini S&P MidCap 400 Index	16,886,680	17,613,696	12/15/23	—	(727,016)
3	Euro STOXX 50 Index	133,340	135,088	12/15/23	—	(1,748)
1	FTSE 100 Index	93,594	92,027	12/15/23	1,567	—
					1,567	(993,851)
Total Futures Contracts					$1,567	$(999,369)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$503,351,797	$—	$91,575	$503,443,372
Money Market Fund	32,588,906	—	—	32,588,906
Total Investments	$535,940,703	$—	$91,575	$536,032,278
Derivatives:

Assets:
Futures Contract	$1,567	$—	$—	$1,567
Liabilities:
Futures Contracts	$(999,369)	$—	$—	$(999,369)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10